Distribution Date:	01/12/22	GS Mortgage Securities Trust 2019-GC40
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-GC40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4-5		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	6		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	7		Association
Bond / Collateral Reconciliation - Cash Flows	8		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	9		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	LNR Partners,LLC
Mortgage Loan Detail (Part 1)	15-16		Job Warshaw		jwarshaw@lnrpartners.com
			1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	17-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36257HBL9	2.236000%	16,403,000.00	9,339,570.07	291,054.07	17,402.73	0.00	0.00	308,456.80	9,048,516.00	30.25%	30.00%
A-2	36257HBM7	2.971000%	131,938,000.00	131,938,000.00	0.00	326,656.50	0.00	0.00	326,656.50	131,938,000.00	30.25%	30.00%
A-3	36257HBN5	2.904000%	191,600,000.00	191,600,000.00	0.00	463,672.00	0.00	0.00	463,672.00	191,600,000.00	30.25%	30.00%
A-4	36257HBP0	3.160000%	251,415,000.00	251,415,000.00	0.00	662,059.50	0.00	0.00	662,059.50	251,415,000.00	30.25%	30.00%
A-AB	36257HBQ8	3.040000%	24,636,000.00	24,636,000.00	0.00	62,411.20	0.00	0.00	62,411.20	24,636,000.00	30.25%	30.00%
A-S	36257HBT2	3.412000%	98,999,000.00	98,999,000.00	0.00	281,487.16	0.00	0.00	281,487.16	98,999,000.00	18.91%	18.75%
B	36257HBU9	3.543000%	41,799,000.00	41,799,000.00	0.00	123,411.55	0.00	0.00	123,411.55	41,799,000.00	14.12%	14.00%
C	36257HBV7	3.946000%	35,200,000.00	35,200,000.00	0.00	115,749.33	0.00	0.00	115,749.33	35,200,000.00	10.08%	10.00%
D	36257HAA4	3.000000%	19,800,000.00	19,800,000.00	0.00	49,500.00	0.00	0.00	49,500.00	19,800,000.00	7.82%	7.75%
E	36257HAE6	3.000000%	16,499,000.00	16,499,000.00	0.00	41,247.50	0.00	0.00	41,247.50	16,499,000.00	5.92%	5.88%
F	36257HAG1	3.000000%	16,500,000.00	16,500,000.00	0.00	41,250.00	0.00	0.00	41,250.00	16,500,000.00	4.03%	4.00%
G-RR	36257HAL0	4.158449%	8,800,000.00	8,800,000.00	0.00	30,495.29	0.00	0.00	30,495.29	8,800,000.00	3.03%	3.00%
H-RR*	36257HAN6	4.158449%	26,400,274.00	26,400,274.00	0.00	91,486.81	0.00	0.00	91,486.81	26,400,274.00	0.00%	0.00%
DB-A	36257HAU0	3.349000%	5,321,000.00	5,321,000.00	0.00	14,850.02	0.00	0.00	14,850.02	5,321,000.00	90.61%	90.61%
DB-B	36257HAY2	3.501000%	19,899,000.00	19,899,000.00	0.00	58,055.33	0.00	0.00	58,055.33	19,899,000.00	74.20%	74.20%
DB-C	36257HBA3	3.549690%	24,408,000.00	24,408,000.00	0.00	72,200.69	0.00	0.00	72,200.69	24,408,000.00	54.07%	54.07%
DB-D	36257HBC9	3.549690%	33,164,000.00	33,164,000.00	0.00	98,101.60	0.00	0.00	98,101.60	33,164,000.00	26.72%	26.72%
DB-E	36257HBE5	3.549690%	25,392,000.00	25,392,000.00	0.00	75,111.44	0.00	0.00	75,111.44	25,392,000.00	5.78%	5.78%
DB-F*	36257HBG0	3.549690%	7,003,500.00	7,003,500.00	0.00	20,716.88	0.00	0.00	20,716.88	7,003,500.00	0.00%	0.00%
DB-VR	36257HBK1	3.549690%	6,062,500.00	6,062,500.00	0.00	17,933.33	0.00	0.00	17,933.33	6,062,500.00	95.00%	95.00%
RR	N/A	4.158449%	11,213,708.00	11,123,698.58	3,708.90	38,547.77	0.00	0.00	42,256.67	11,119,989.68	0.00%	0.00%
Interest
RR	36257HBX3	4.158449%	22,976,609.00	22,792,181.94	7,599.45	78,983.43	0.00	0.00	86,582.88	22,784,582.49	32.80%	32.80%
Certificate
										Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
S	36257HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	10.00%
R	36257HAS5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
Regular SubTotal			1,035,429,591.00	1,028,091,724.59	302,362.42	2,781,330.06	0.00	0.00	3,083,692.48	1,027,789,362.17

Notional Certificates
X-A	36257HBR6	1.084085%	714,991,000.00	707,927,570.06	0.00	639,544.54	0.00	0.00	639,544.54	707,636,516.00
X-B	36257HBS4	0.431218%	76,999,000.00	76,999,000.00	0.00	27,669.43	0.00	0.00	27,669.43	76,999,000.00
X-D	36257HAC0	1.158449%	36,299,000.00	36,299,000.00	0.00	35,042.10	0.00	0.00	35,042.10	36,299,000.00
X-F	36257HAJ5	1.158449%	16,500,000.00	16,500,000.00	0.00	15,928.67	0.00	0.00	15,928.67	16,500,000.00
DB-X	36257HAW6	0.080759%	25,220,000.00	25,220,000.00	0.00	1,697.29	0.00	0.00	1,697.29	25,220,000.00
Notional SubTotal			870,009,000.00	862,945,570.06	0.00	719,882.03	0.00	0.00	719,882.03	862,654,516.00

Deal Distribution Total					302,362.42	3,501,212.09	0.00	0.00	3,803,574.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36257HBL9	569.38182467	17.74395355	1.06094800	0.00000000	0.00000000	0.00000000	0.00000000	18.80490154	551.63787112
A-2	36257HBM7	1,000.00000000	0.00000000	2.47583335	0.00000000	0.00000000	0.00000000	0.00000000	2.47583335	1,000.00000000
A-3	36257HBN5	1,000.00000000	0.00000000	2.42000000	0.00000000	0.00000000	0.00000000	0.00000000	2.42000000	1,000.00000000
A-4	36257HBP0	1,000.00000000	0.00000000	2.63333333	0.00000000	0.00000000	0.00000000	0.00000000	2.63333333	1,000.00000000
A-AB	36257HBQ8	1,000.00000000	0.00000000	2.53333333	0.00000000	0.00000000	0.00000000	0.00000000	2.53333333	1,000.00000000
A-S	36257HBT2	1,000.00000000	0.00000000	2.84333337	0.00000000	0.00000000	0.00000000	0.00000000	2.84333337	1,000.00000000
B	36257HBU9	1,000.00000000	0.00000000	2.95250006	0.00000000	0.00000000	0.00000000	0.00000000	2.95250006	1,000.00000000
C	36257HBV7	1,000.00000000	0.00000000	3.28833324	0.00000000	0.00000000	0.00000000	0.00000000	3.28833324	1,000.00000000
D	36257HAA4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36257HAE6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36257HAG1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	36257HAL0	1,000.00000000	0.00000000	3.46537386	0.00000000	0.00000000	0.00000000	0.00000000	3.46537386	1,000.00000000
H-RR	36257HAN6	1,000.00000000	0.00000000	3.46537350	0.00000000	0.06516069	0.00000000	0.00000000	3.46537350	1,000.00000000
DB-A	36257HAU0	1,000.00000000	0.00000000	2.79083255	0.00000000	0.00000000	0.00000000	0.00000000	2.79083255	1,000.00000000
DB-B	36257HAY2	1,000.00000000	0.00000000	2.91749987	0.00000000	0.00000000	0.00000000	0.00000000	2.91749987	1,000.00000000
DB-C	36257HBA3	1,000.00000000	0.00000000	2.95807481	0.00000000	0.00000000	0.00000000	0.00000000	2.95807481	1,000.00000000
DB-D	36257HBC9	1,000.00000000	0.00000000	2.95807502	0.00000000	0.00000000	0.00000000	0.00000000	2.95807502	1,000.00000000
DB-E	36257HBE5	1,000.00000000	0.00000000	2.95807498	0.00000000	0.00000000	0.00000000	0.00000000	2.95807498	1,000.00000000
DB-F	36257HBG0	1,000.00000000	0.00000000	2.95807525	0.00000000	0.00000000	0.00000000	0.00000000	2.95807525	1,000.00000000
DB-VR	36257HBK1	1,000.00000000	0.00000000	2.95807505	0.00000000	0.00000000	0.00000000	0.00000000	2.95807505	1,000.00000000
RR Interest	N/A	991.97326879	0.33074698	3.43755785	0.00000000	0.00195475	0.00000000	0.00000000	3.76830483	991.64252181
RR Certificate	36257HBX3	991.97326899	0.33074724	3.43755817	0.00000000	0.00195503	0.00000000	0.00000000	3.76830541	991.64252175
S	36257HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36257HAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36257HBR6	990.12095266	0.00000000	0.89447915	0.00000000	0.00000000	0.00000000	0.00000000	0.89447915	989.71387892
X-B	36257HBS4	1,000.00000000	0.00000000	0.35934791	0.00000000	0.00000000	0.00000000	0.00000000	0.35934791	1,000.00000000
X-D	36257HAC0	1,000.00000000	0.00000000	0.96537370	0.00000000	0.00000000	0.00000000	0.00000000	0.96537370	1,000.00000000
X-F	36257HAJ5	1,000.00000000	0.00000000	0.96537394	0.00000000	0.00000000	0.00000000	0.00000000	0.96537394	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Notional Certificates
DB-X	36257HAW6	1,000.00000000	0.00000000	0.06729937	0.00000000	0.00000000	0.00000000	0.00000000	0.06729937	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/21 - 12/30/21	30	0.00	17,402.73	0.00	17,402.73	0.00	0.00	0.00	17,402.73	0.00
A-2	12/01/21 - 12/30/21	30	0.00	326,656.50	0.00	326,656.50	0.00	0.00	0.00	326,656.50	0.00
A-3	12/01/21 - 12/30/21	30	0.00	463,672.00	0.00	463,672.00	0.00	0.00	0.00	463,672.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	662,059.50	0.00	662,059.50	0.00	0.00	0.00	662,059.50	0.00
A-AB	12/01/21 - 12/30/21	30	0.00	62,411.20	0.00	62,411.20	0.00	0.00	0.00	62,411.20	0.00
X-A	12/01/21 - 12/30/21	30	0.00	639,544.54	0.00	639,544.54	0.00	0.00	0.00	639,544.54	0.00
X-B	12/01/21 - 12/30/21	30	0.00	27,669.43	0.00	27,669.43	0.00	0.00	0.00	27,669.43	0.00
A-S	12/01/21 - 12/30/21	30	0.00	281,487.16	0.00	281,487.16	0.00	0.00	0.00	281,487.16	0.00
B	12/01/21 - 12/30/21	30	0.00	123,411.55	0.00	123,411.55	0.00	0.00	0.00	123,411.55	0.00
C	12/01/21 - 12/30/21	30	0.00	115,749.33	0.00	115,749.33	0.00	0.00	0.00	115,749.33	0.00
D	12/01/21 - 12/30/21	30	0.00	49,500.00	0.00	49,500.00	0.00	0.00	0.00	49,500.00	0.00
X-D	12/01/21 - 12/30/21	30	0.00	35,042.10	0.00	35,042.10	0.00	0.00	0.00	35,042.10	0.00
E	12/01/21 - 12/30/21	30	0.00	41,247.50	0.00	41,247.50	0.00	0.00	0.00	41,247.50	0.00
F	12/01/21 - 12/30/21	30	0.00	41,250.00	0.00	41,250.00	0.00	0.00	0.00	41,250.00	0.00
X-F	12/01/21 - 12/30/21	30	0.00	15,928.67	0.00	15,928.67	0.00	0.00	0.00	15,928.67	0.00
G-RR	12/01/21 - 12/30/21	30	0.00	30,495.29	0.00	30,495.29	0.00	0.00	0.00	30,495.29	0.00
H-RR	12/01/21 - 12/30/21	30	1,714.32	91,486.82	0.00	91,486.82	0.00	0.00	0.00	91,486.81	1,720.26
DB-A	12/01/21 - 12/30/21	30	0.00	14,850.02	0.00	14,850.02	0.00	0.00	0.00	14,850.02	0.00
DB-X	12/01/21 - 12/30/21	30	0.00	1,697.29	0.00	1,697.29	0.00	0.00	0.00	1,697.29	0.00
DB-B	12/01/21 - 12/30/21	30	0.00	58,055.33	0.00	58,055.33	0.00	0.00	0.00	58,055.33	0.00
DB-C	12/01/21 - 12/30/21	30	0.00	72,200.69	0.00	72,200.69	0.00	0.00	0.00	72,200.69	0.00
DB-D	12/01/21 - 12/30/21	30	0.00	98,101.60	0.00	98,101.60	0.00	0.00	0.00	98,101.60	0.00
DB-E	12/01/21 - 12/30/21	30	0.00	75,111.44	0.00	75,111.44	0.00	0.00	0.00	75,111.44	0.00
DB-F	12/01/21 - 12/30/21	30	0.00	20,716.88	0.00	20,716.88	0.00	0.00	0.00	20,716.88	0.00
DB-VR	12/01/21 - 12/30/21	30	0.00	17,933.33	0.00	17,933.33	0.00	0.00	0.00	17,933.33	0.00
RR Interest	12/01/21 - 12/30/21	30	21.84	38,547.77	0.00	38,547.77	0.00	0.00	0.00	38,547.77	21.92
RR Certificate	12/01/21 - 12/30/21	30	44.76	78,983.43	0.00	78,983.43	0.00	0.00	0.00	78,983.43	44.92
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,780.92	3,501,212.10	0.00	3,501,212.10	0.00	0.00	0.00	3,501,212.09	1,787.10

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	3,803,574.51
DB Non-VRR Available Funds	340,733.26
DB VRR Available Funds	17,933.33
Non-VRR Available Funds	3,316,068.38
VRR Available Funds	128,839.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,633,455.45	Master Servicing Fee	6,174.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,029.29
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	442.65
ARD Interest	0.00	Operating Advisor Fee	1,655.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.27
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,633,455.45	Total Fees	15,536.29

Principal		Expenses/Reimbursements
Scheduled Principal	302,362.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	302,362.42	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	116,707.07

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,501,212.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	302,362.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,803,574.51
Total Funds Collected	3,935,817.87	Total Funds Distributed	3,935,817.87

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	906,841,725.18	906,841,725.18	Beginning Certificate Balance	1,028,091,724.59
(-) Scheduled Principal Collections	302,362.42	302,362.42	(-) Principal Distributions	302,362.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	906,539,362.76	906,539,362.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	906,890,142.41	906,890,142.41	Ending Certificate Balance	1,027,789,362.17
Ending Actual Collateral Balance	906,539,362.76	906,539,362.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.59)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	8	53,805,046.06	5.94%	85	4.5340	1.830249	1.50 or less	10	216,948,975.63	23.93%	79	4.5250	1.136335
$10,000,001 to $20,000,000	17	241,975,191.67	26.69%	81	4.4188	2.209067	1.51 to 1.60	1	31,773,062.93	3.50%	90	4.7500	1.520000
$20,000,001 to $30,000,000	3	67,970,000.00	7.50%	66	4.0162	2.833638	1.61 to 1.70	1	33,000,000.00	3.64%	90	4.2100	1.630000
$30,000,001 to $40,000,000	6	211,276,098.91	23.31%	67	4.2952	1.942966	1.71 to 1.80	5	60,612,198.92	6.69%	89	4.7000	1.765663
$40,000,001 to $50,000,000	4	200,000,000.00	22.06%	87	3.8523	3.402500	1.81 to 1.90	1	37,895,000.00	4.18%	88	4.4100	1.840000
$50,000,001 to $70,000,000	1	56,513,026.12	6.23%	89	4.4150	1.260000	1.91 to 2.00	4	107,970,000.00	11.91%	87	4.0845	1.960289
$70,000,001 or greater	1	75,000,000.00	8.27%	89	3.6300	2.590000	2.01 to 3.00	11	207,840,125.28	22.93%	88	4.0567	2.450996
Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041	3.01 or greater	7	210,500,000.00	23.22%	60	3.6967	4.444893
							Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	12,510,702.03	1.38%	89	4.9800	0.880000
							Industrial	15	232,161,731.30	25.61%	54	3.9970	3.305262
California	4	211,145,000.00	23.29%	86	4.0242	2.539105
							Lodging	3	33,193,943.15	3.66%	89	4.8172	1.448753
Colorado	2	31,956,000.00	3.53%	89	4.7295	1.764952
							Mixed Use	5	193,019,539.29	21.29%	89	4.1473	1.808830
Delaware	1	11,107,625.28	1.23%	89	4.8900	2.390000
							Multi-Family	2	43,357,500.00	4.78%	38	4.2172	0.931544
Florida	5	72,797,131.21	8.03%	88	4.6141	1.439028
							Office	8	328,295,670.65	36.21%	87	4.0107	2.921476
Hawaii	1	84,769,539.29	9.35%	89	4.4150	1.260000
							Retail	9	152,639,234.90	16.84%	89	4.4913	1.727057
Indiana	1	11,000,000.00	1.21%	89	4.5500	2.730000
							Self Storage	2	11,000,000.00	1.21%	89	4.2900	2.480000
Louisiana	1	9,531,198.92	1.05%	90	4.7000	1.800000
							Totals	44	906,539,362.76	100.00%	79	4.1762	2.407041
Minnesota	1	4,000,000.00	0.44%	89	4.4200	2.400000

New York	8	243,750,000.00	26.89%	80	4.0454	1.934236

North Carolina	5	23,054,751.91	2.54%	88	4.7478	1.872227

Pennsylvania	3	53,696,743.95	5.92%	42	3.7331	3.981856

South Carolina	4	33,792,706.33	3.73%	75	4.1317	2.681102

Tennessee	1	64,935,251.80	7.16%	29	3.5650	4.350000

Texas	1	31,773,062.93	3.50%	90	4.7500	1.520000

Utah	1	11,772,607.72	1.30%	89	4.8000	1.230000

Virginia	1	19,079,136.69	2.10%	29	3.5650	4.350000

Washington	2	61,000,000.00	6.73%	88	3.7843	4.924918

Wisconsin	1	1,996,161.23	0.22%	29	3.5650	4.430000

Totals	44	906,539,362.76	100.00%	79	4.1762	2.407041

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	6	223,000,000.00	24.60%	62	3.5820	4.052242	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	122,500,000.00	13.51%	87	3.9071	2.143265	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	148,500,000.00	16.38%	74	4.1126	2.204175	25 months to 36 months	40	906,539,362.76	100.00%	79	4.1762	2.407041
	4.251% to 4.500%	10	180,786,282.76	19.94%	89	4.3851	1.745071	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	117,754,108.99	12.99%	87	4.6710	1.804989	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.751% or greater	7	113,998,971.01	12.58%	88	4.8678	1.408148	Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041
	Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	6	136,250,000.00	15.03%	28	3.7345	3.344532	Interest Only	27	680,178,500.00	75.03%	76	4.0208	2.727684
60 months to 115 months		34	770,289,362.76	84.97%	88	4.2543	2.241216	264 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 359 months	13	226,360,862.76	24.97%	89	4.6429	1.443559
	Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	174,310,731.30	19.23%	55	3.7370	4.345274				None
	12 months or less	33	732,228,631.46	80.77%	85	4.2807	1.945635
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	906,539,362.76	100.00%	79	4.1762	2.407041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30503247	IN	Various	Various	Actual/360	3.565%	122,794.44	0.00	0.00	N/A	06/06/24	--	40,000,000.00	40,000,000.00	01/06/22
1A2	30503248	IN	Charleston	TN	Actual/360	3.565%	76,746.53	0.00	0.00	N/A	06/06/24	--	25,000,000.00	25,000,000.00	01/06/22
1A3	30503249	IN	Charleston	TN	Actual/360	3.565%	39,908.19	0.00	0.00	N/A	06/06/24	--	13,000,000.00	13,000,000.00	01/06/22
2	30503144	MU	Brooklyn	NY	Actual/360	3.630%	234,437.50	0.00	0.00	N/A	06/06/29	--	75,000,000.00	75,000,000.00	01/06/22
3A1	30316432	MU	Honolulu	HI	Actual/360	4.415%	215,289.97	115,321.36	0.00	N/A	06/06/29	--	56,628,347.48	56,513,026.12	01/06/22
3A3	30316434	MU	Honolulu	HI	Actual/360	4.415%	53,822.49	28,830.34	0.00	N/A	06/06/29	--	14,157,086.98	14,128,256.64	01/06/22
4A4	30502550	OF	San Francisco	CA	Actual/360	3.850%	165,763.89	0.00	0.00	N/A	03/06/29	--	50,000,000.00	50,000,000.00	01/06/22
4A5	30502551	OF	San Francisco	CA	Actual/360	3.850%	74,593.75	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	01/06/22
5A3	30315988	OF	Sunnyvale	CA	Actual/360	4.026%	173,336.60	0.00	0.00	04/06/29	06/06/34	--	50,000,000.00	50,000,000.00	01/06/22
5A4	30315989	OF	Sunnyvale	CA	Actual/360	4.026%	43,334.15	0.00	0.00	04/06/29	06/06/34	--	12,500,000.00	12,500,000.00	01/06/22
6	30315984	OF	New York	NY	Actual/360	3.990%	171,791.67	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	01/06/22
7	30316077	OF	Bellevue	WA	Actual/360	3.543%	152,555.81	0.00	0.00	05/06/29	10/06/30	--	50,000,000.00	50,000,000.00	01/06/22
8	30502974	IN	Fremont	CA	Actual/360	4.410%	143,906.26	0.00	0.00	N/A	05/06/29	--	37,895,000.00	37,895,000.00	01/06/22
9	30316436	MF	Long Island City	NY	Actual/360	4.131%	124,489.28	0.00	0.00	N/A	03/01/24	--	35,000,000.00	35,000,000.00	01/01/22
10	30315996	RT	Orlando	FL	Actual/360	4.860%	140,834.06	44,070.29	0.00	N/A	05/04/29	--	33,652,106.27	33,608,035.98	01/06/22
11	30520955	RT	New York	NY	Actual/360	4.210%	119,634.17	0.00	0.00	N/A	07/06/29	--	33,000,000.00	33,000,000.00	01/06/22
12	30520954	OF	Houston	TX	Actual/360	4.750%	130,111.24	36,815.91	0.00	N/A	07/06/29	--	31,809,878.84	31,773,062.93	01/06/22
13	30316437	IN	Various	NC	Actual/360	4.750%	83,727.99	0.00	0.00	N/A	05/06/29	--	20,470,000.00	20,470,000.00	01/06/22
14A2	30503244	IN	Various	Various	Actual/360	3.565%	61,397.22	0.00	0.00	N/A	06/06/24	--	20,000,000.00	20,000,000.00	01/06/22
15	30503027	MU	New York	NY	Actual/360	4.830%	83,183.33	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	01/06/22
16	30316438	RT	West Palm Beach	FL	Actual/360	4.200%	65,100.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	01/06/22
17	30316439	IN	Westminster	CO	Actual/360	4.620%	71,434.95	0.00	0.00	N/A	06/06/29	--	17,956,000.00	17,956,000.00	01/06/22
18	30503156	RT	New York	NY	Actual/360	4.390%	66,154.86	0.00	0.00	N/A	06/06/29	--	17,500,000.00	17,500,000.00	01/06/22
19	30520953	RT	Myrtle Beach	SC	Actual/360	4.310%	55,670.83	0.00	0.00	N/A	06/06/29	--	15,000,000.00	15,000,000.00	01/06/22
20	30316440	IN	Louisville	CO	Actual/360	4.870%	58,710.56	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	01/06/22
21	30503005	LO	Gilbert	AZ	Actual/360	4.980%	53,718.29	15,909.71	0.00	N/A	06/06/29	--	12,526,611.74	12,510,702.03	01/06/22
22	30316441	OF	Draper	UT	Actual/360	4.800%	48,724.37	15,547.14	0.00	N/A	06/06/29	--	11,788,154.86	11,772,607.72	01/05/22
23	30503058	LO	Rehoboth Beach	DE	Actual/360	4.890%	46,832.98	14,395.77	0.00	N/A	06/06/29	--	11,122,021.05	11,107,625.28	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30316185	OF	Reading	PA	Actual/360	4.350%	43,077.08	0.00	0.00	N/A	05/06/29	--	11,500,000.00	11,500,000.00	01/06/22
25	30502992	RT	Schererville	IN	Actual/360	4.550%	43,098.61	0.00	0.00	N/A	06/06/29	--	11,000,000.00	11,000,000.00	01/06/22
26	30503134	SS	Various	SC	Actual/360	4.290%	40,635.83	0.00	0.00	N/A	06/06/29	--	11,000,000.00	11,000,000.00	01/06/22
27	30316442	RT	Maple Valley	WA	Actual/360	4.880%	46,224.44	0.00	0.00	N/A	05/06/29	--	11,000,000.00	11,000,000.00	01/06/22
28	30316443	LO	Pembroke Pines	FL	Actual/360	4.520%	37,322.83	13,464.61	0.00	N/A	05/06/29	--	9,589,080.45	9,575,615.84	01/06/22
29	30316444	RT	Covington	LA	Actual/360	4.700%	38,620.08	11,169.15	0.00	N/A	07/06/29	--	9,542,368.07	9,531,198.92	01/06/22
30	30316445	MF	Melbourne	FL	Actual/360	4.580%	32,961.05	0.00	0.00	N/A	06/06/29	--	8,357,500.00	8,357,500.00	01/06/22
31	30503056	MU	Brooklyn	NY	Actual/360	4.340%	30,364.93	0.00	0.00	N/A	06/06/29	--	8,125,000.00	8,125,000.00	01/06/22
32	30502991	IN	Various	Various	Actual/360	4.730%	23,817.48	6,838.14	0.00	N/A	06/06/29	--	5,847,569.44	5,840,731.30	01/06/22
33	30503057	MU	Southampton	NY	Actual/360	4.320%	19,065.00	0.00	0.00	N/A	06/06/29	--	5,125,000.00	5,125,000.00	01/06/22
34	30503133	RT	Willmar	MN	Actual/360	4.420%	15,224.44	0.00	0.00	N/A	06/06/29	--	4,000,000.00	4,000,000.00	01/06/22
35	30503138	OF	San Mateo	CA	Actual/360	4.580%	12,817.64	0.00	0.00	N/A	06/06/24	--	3,250,000.00	3,250,000.00	01/06/22
Totals							3,261,234.79	302,362.42	0.00				906,841,725.18	906,539,362.76
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,365,819.65	12,355,359.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	12,365,819.65	12,355,359.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	12,365,819.65	12,355,359.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,177,246.14	12,001,189.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	11,257,425.05	11,300,715.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	11,257,425.05	11,300,715.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	63,488,376.03	64,741,443.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	63,488,376.03	64,741,443.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	17,501,240.40	25,166,195.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	17,501,240.40	25,166,195.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	23,928,327.96	21,269,116.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	27,719,869.84	29,726,144.31	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,421,621.36	6,604,620.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,403,964.45	5,837,870.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	15,624,386.52	15,208,953.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,146,596.08	2,317,508.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,988,656.04	2,523,425.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,189,073.54	2,225,545.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	11,333,102.53	11,498,715.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,517,202.96	3,141,539.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,849,069.42	1,125,324.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,613,697.43	1,599,838.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,133,380.23	1,621,849.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	89.42	0.00
19	1,363,529.48	1,335,891.48	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	827,371.08	1,238,697.76	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	561,010.17	852,376.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	985,594.96	1,011,650.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	682,283.50	1,932,480.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	7,318,296.90	7,543,500.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,260,472.70	1,519,364.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,082,522.11	1,201,277.81	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	978,983.80	1,031,191.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	499,851.31	858,090.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	968,626.54	912,526.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	701,861.06	924,515.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	678,922.84	674,085.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	682,810.35	809,801.86	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	513,328.17	546,312.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	432,999.96	432,999.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	328,181.10	330,948.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	362,504,382.44	379,340,137.95				0.00	0.00	0.00	0.00	89.42	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176151%	4.158304%	79
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176297%	4.158449%	80
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176457%	4.158606%	81
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176601%	4.158750%	82
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176759%	4.158907%	83
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	4.176903%	4.159049%	84
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	33,878,678.69	0	0.00	0	0.00	4.177046%	4.159190%	85
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177170%	4.159313%	86
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177278%	4.159421%	87
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177396%	4.159538%	88
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177504%	4.159645%	89
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177641%	4.159781%	90
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		136,250,000	136,250,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		770,289,363	770,289,363		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	906,539,363	906,539,363	0	0	0	0
Dec-21	906,841,725	906,841,725	0	0	0	0
Nov-21	907,168,285	907,168,285	0	0	0	0
Oct-21	907,468,157	907,468,157	0	0	0	0
Sep-21	907,792,316	907,792,316	0	0	0	0
Aug-21	908,089,716	908,089,716	0	0	0	0
Jul-21	908,385,940	908,385,940	0	0	0	0
Jun-21	908,654,338	908,654,338	0	0	0	0
May-21	908,894,911	908,894,911	0	0	0	0
Apr-21	909,153,960	909,153,960	0	0	0	0
Mar-21	909,392,566	909,392,566	0	0	0	0
Feb-21	909,688,707	909,688,707	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30315996	0.00	4.86000%	33,968,926.39	4.86000%	8	06/22/21	05/19/21	06/22/21
10	30315996	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
15	30503027	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
21	30503005	0.00	4.98000%	0.00	4.98000%	8	11/17/20	11/04/20	11/04/20
21	30503005	0.00	4.98000%	0.00	4.98000%	8	11/04/20	11/04/20	11/17/20
Totals		0.00		33,968,926.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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